COMPANY INFORMATION	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Resorts & Entertainment Limited (“Melco”) was incorporated in the Cayman Islands, with its American depositary shares (“ADSs”) listed on the NASDAQ Global Select Market under the symbol “MLCO” in the United States of America.
Melco together with its subsidiaries (collectively referred to as the “Company”) is a developer, owner and operator of casino gaming and entertainment casino resort facilities in Asia and Europe. The Company currently operates Altira Macau, a casino hotel located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated urban casino resort located at Cotai, Macau and Grand Dragon Casino, a casino located at Taipa, Macau. The Company’s business also includes the Mocha Clubs, which comprise the non-casino
based operations of electronic gaming machines in Macau. Melco, through its subsidiaries, including Studio City International Holdings Limited (“Studio City International”), which completed its initial public offering with its ADSs listed on the New York Stock Exchange in October 2018, also majority owns and operates Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau. In the Philippines, a majority-owned subsidiary of Melco operates and manages City of Dreams Manila, a casino, hotel, retail and entertainment integrated resort in the Entertainment City complex in Manila. In Europe, Melco, through its majority-owned subsidiaries, ICR Cyprus Holdings Limited (“ICR Cyprus”) and its subsidiaries (collectively referred to as “ICR Cyprus Group”), is currently developing City of Dreams
Mediterranean, the integrated casino resort in Limassol, the Republic of Cyprus (“Cyprus”), and is currently operating a temporary casino in Limassol, and three satellite casinos in Nicosia, Larnaca, Ayia Napa with a fourth satellite casino in Paphos opened in February 2020 (“Cyprus Operations”). Upon the opening of City of Dreams Mediterranean, the Company will continue to operate the four satellite casinos while operations of the temporary casino will cease.
As of December 31, 2019 and 2018, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.